Derivatives and Hedging Activities	12 Months Ended
Dec. 31, 2011
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivatives and Hedging Activities

Note 12

derivatives and hedging activities

The Company uses derivative financial instruments (derivatives) to manage exposure to various market risks. Derivatives derive their value from an underlying variable or multiple variables, including interest rate, foreign exchange, and equity indices or prices. These instruments enable end users to increase, reduce or alter exposure to various market risks and, for that reason, are an integral component of the Company's market risk management. The Company does not engage in derivatives for trading purposes.

Market risk is the risk to earnings or value resulting from movements in market prices. The Company's market risk exposure is primarily generated by:

  Interest rate risk in its card, insurance and Travelers Cheque businesses, as well as its investment portfolios; and
  Foreign exchange risk in its operations outside the United States.

The Company centrally monitors market risks using market risk limits and escalation triggers as defined in its market risk policy.

The Company's market exposures are in large part byproducts of the delivery of its products and services. Interest rate risk arises through the funding of cardmember receivables and fixed-rate loans with variable-rate borrowings as well as through the risk to net interest margin from changes in the relationship between benchmark rates such as Prime and LIBOR.

Interest rate exposure within the Company's charge card and fixed-rate lending products is managed by varying the proportion of total funding provided by short-term and variable-rate debt and deposits compared to fixed-rate debt and deposits. In addition, interest rate swaps are used from time to time to economically convert fixed-rate debt obligations to variable-rate obligations or to convert variable-rate debt obligations to fixed-rate obligations. The Company may change the mix between variable-rate and fixed-rate funding based on changes in business volumes and mix, among other factors.

Foreign exchange risk is generated by cardmember cross-currency charges, foreign currency balance sheet exposures, foreign subsidiary equity and foreign currency earnings in entities outside the United States. The Company's foreign exchange risk is managed primarily by entering into agreements to buy and sell currencies on a spot basis or by hedging this market exposure to the extent it is economically justified through various means, including the use of derivatives such as foreign exchange forwards, and cross-currency swap contracts, which can help “lock in” the value of the Company's exposure to specific currencies.

In addition to the exposures identified above, effective August 1, 2011, the Company entered into a total return contract (TRC) to hedge its exposure to changes in the fair value of its equity investment in ICBC in local currency. Under the terms of the TRC, the Company receives from the TRC counterparty an amount equivalent to any reduction in the fair value of its investment in ICBC in local currency, and in return the Company pays to the TRC counterparty an amount equivalent to any increase in the fair value of its investment in local currency, along with all dividends paid by ICBC, as well as on-going hedge costs.

Derivatives may give rise to counterparty credit risk, which is the risk that a derivative counterparty will default on, or otherwise be unable to perform pursuant to, an uncollateralized derivative exposure. The Company manages this risk by considering the current exposure, which is the replacement cost of contracts on the measurement date, as well as estimating the maximum potential value of the contracts over the next 12 months, considering such factors as the volatility of the underlying or reference index. To mitigate derivative credit risk, counterparties are required to be pre-approved and rated as investment grade. Counterparty risk exposures are centrally monitored and the Company takes risk mitigation actions, when necessary. Additionally, in order to mitigate the bilateral counterparty credit risk associated with derivatives, the Company has in certain instances entered into master netting agreements with its derivative counterparties, which provide a right of offset for certain exposures between the parties. To further mitigate bilateral counterparty credit risk, the Company exercises its rights under executed credit support agreements with certain of its derivative counterparties. These agreements require that, in the event the fair value change in the net derivatives position between the two parties exceeds certain dollar thresholds, the party in the net liability position posts collateral to its counterparty.

In relation to the Company's credit risk, under the terms of the derivative agreements it has with its various counterparties, the Company is not required to either immediately settle any outstanding liability balances or post collateral upon the occurrence of a specified credit risk-related event.

The Company's derivatives are carried at fair value on the Consolidated Balance Sheets. The accounting for changes in fair value depends on the instruments' intended use and the resulting hedge designation, if any, as discussed below. Refer to Note 3 for a description of the Company's methodology for determining the fair value of its derivatives.

The following table summarizes the total fair value, excluding interest accruals, of derivative assets and liabilities as of December 31:

	Other Assets		Other Liabilities
	Fair Value		Fair Value
(Millions)	2011	2010	2011		2010
Derivatives designated as hedging instruments:
Interest rate contracts
Fair value hedges	$999	$909	$	―	$38
Cash flow hedges	―	2		1	13
Total return contract
Fair value hedge	13	―		―	―
Foreign exchange contracts
Net investment hedges	344	66		44	272
Total derivatives designated as hedging instruments	$1,356	$977		$45	$323
Derivatives not designated as hedging instruments:
Interest rate contracts	$1	$3	$	―	$3
Foreign exchange contracts, including certain embedded derivatives(a)	159	109		60	91
Equity-linked embedded derivative(b)	―	―		3	2
Total derivatives not designated as hedging instruments	160	112		63	96
Total derivatives, gross	$1,516	$1,089		$108	$419
Cash collateral netting(c)	(587)	―		―	―
Derivative asset and derivative liability netting(c)	(14)	(18)		(14)	(18)
Total derivatives, net	$915	$1,071		$94	$401

  Includes foreign currency derivatives embedded in certain operating agreements.
  Represents an equity-linked derivative embedded in one of the Company's investment securities.
  As permitted under GAAP, balances represent the netting of cash collateral received and posted under credit support agreements, and the netting of derivative assets and derivative liabilities under master netting agreements.

derivative financial instruments that qualify for hedge accounting

Derivatives executed for hedge accounting purposes are documented and designated as such when the Company enters into the contracts. In accordance with its risk management policies, the Company structures its hedges with very similar terms to the hedged items. The Company formally assesses, at inception of the hedge accounting relationship and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of the hedged items. These assessments usually are made through the application of a regression analysis method. If it is determined that a derivative is not highly effective as a hedge, the Company will discontinue the application of hedge accounting.

fair value hedges

A fair value hedge involves a derivative designated to hedge the Company's exposure to future changes in the fair value of an asset or a liability, or an identified portion thereof that is attributable to a particular risk.

Interest Rate Contracts

The Company is exposed to interest rate risk associated with its fixed-rate long-term debt. The Company uses interest rate swaps to economically convert certain fixed-rate long-term debt obligations to floating-rate obligations at the time of issuance. As of December 31, 2011 and 2010, the Company hedged $17.1 billion and $15.9 billion, respectively, of its fixed-rate debt to floating-rate debt using interest rate swaps.

To the extent the fair value hedge is effective, the gain or loss on the hedging instrument offsets the loss or gain on the hedged item attributable to the hedged risk. Any difference between the changes in the fair value of the derivative and the hedged item is referred to as hedge ineffectiveness and is reflected in earnings as a component of other, net expenses. Hedge ineffectiveness may be caused by differences between the debt's interest coupon and the benchmark rate, which are primarily due to credit spreads at inception of the hedging relationship that are not reflected in the valuation of the interest rate swap. Furthermore, hedge ineffectiveness may be caused by changes in the relationship between 3-month LIBOR and 1-month LIBOR rates, as these so-called basis spreads may impact the valuation of the interest rate swap without causing an offsetting impact in the value of the hedged debt. If a fair value hedge is de-designated or no longer considered to be effective, changes in fair value of the derivative continue to be recorded through earnings but the hedged asset or liability is no longer adjusted for changes in fair value due to changes in interest rates. The existing basis adjustment of the hedged asset or liability is then amortized or accreted as an adjustment to yield over the remaining life of that asset or liability.

Total Return Contract

The Company is hedging the exposure to changes in the fair value of its equity investment in ICBC in local currency. The Company uses a TRC to transfer this exposure to its derivative counterparty. As of December 31, 2011 and 2010, the fair value of the equity investment in ICBC was $359 million (605.4 million shares) and $475 million (638.1 million shares), respectively. Effective August 1, 2011, the Company hedged the full local currency amount of its investment in ICBC. To the extent the hedge is effective, the gain or loss on the TRC offsets the loss or gain on the investment in ICBC. Any difference between the changes in the fair value of the derivative and the hedged item results in hedge ineffectiveness and is recognized in other, net expenses in the Consolidated Statements of Income.

The following table summarizes the impact on the Consolidated Statements of Income associated with the Company's hedges of fixed-rate long-term debt and its investment in ICBC for the years ended December 31:

	Gains (losses) recognized in income
(Millions)	Derivative contract						Hedged item						Net hedge
		Amount						Amount					ineffectiveness (a)
Derivative relationship	Location	2011	2010		2009		Location	2011	2010			2009	2011	2010		2009
Interest rate contracts	Other, net expenses	$128		$246		$(446)	Other, net expenses	$(102)		$(233)		$437	$26		$13		$(9)
Total return contract	Other non-interest revenues	$100	$	―	$	―	Other non-interest revenues	$(112)	$	―	$	―	$(12)	$	―	$	―

(a) Net hedge ineffectiveness on the TRC is reclassified from other non-interest revenues to other, net expenses.

The Company also recognized a net reduction in interest expense on long-term debt and other of $##D<RNIECY> million, $##D<RNIEPY> million and $##D<RNIEPY2> million for the years ended December 31, 2011, 2010 and 2009, respectively, primarily related to the net settlements (interest accruals) on the Company's interest rate derivatives designated as fair value hedges.

Cash Flow Hedges

A cash flow hedge involves a derivative designated to hedge the Company's exposure to variable future cash flows attributable to a particular risk. Such exposures may relate to either an existing recognized asset or liability or a forecasted transaction. The Company hedges existing long-term variable-rate debt, the rollover of short-term borrowings and the anticipated forecasted issuance of additional funding through the use of derivatives, primarily interest rate swaps. These derivative instruments synthetically convert floating-rate debt obligations to fixed-rate obligations for the duration of the instrument. As of December 31, 2011 and 2010, the Company hedged $##D<FN12P1C> million and $##D<FN12P1CC> billion of its floating-rate debt using interest rate swaps, respectively.

For derivatives designated as cash flow hedges, the effective portion of the gain or loss on the derivatives is recorded in AOCI and reclassified into earnings when the hedged cash flows are recognized in earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income in the same line item in which the hedged instrument or transaction is recognized, primarily in interest expense. Any ineffective portion of the gain or loss on the derivatives is reported as a component of other, net expenses. If a cash flow hedge is de-designated or terminated prior to maturity, the amount previously recorded in AOCI is recognized into earnings over the period that the hedged item impacts earnings. If a hedge relationship is discontinued because it is probable that the forecasted transaction will not occur according to the original strategy, any related amounts previously recorded in AOCI are recognized into earnings immediately.

In the normal course of business, as the hedged cash flows are recognized into earnings, the Company expects to reclassify $##D<FN12P1D> million of net pretax losses on derivatives from AOCI into earnings during the next 12 months.

Net Investment Hedges

A net investment hedge is used to hedge future changes in currency exposure of a net investment in a foreign operation. The Company primarily designates foreign currency derivatives, typically foreign exchange forwards, and on occasion foreign currency denominated debt, as hedges of net investments in certain foreign operations. These instruments reduce exposure to changes in currency exchange rates on the Company's investments in non-U.S. subsidiaries. The effective portion of the gain or loss on net investment hedges is recorded in AOCI as part of the cumulative translation adjustment. Any ineffective portion of the gain or loss on net investment hedges is recognized in other, net expenses during the period of change.

The following table summarizes the impact of cash flow hedges and net investment hedges on the Consolidated Statements of Income for the years ended December 31:

??	Gains (losses) recognized in income
??		Amount reclassified
		from AOCI into						Net hedge
		income						ineffectiveness
(Millions)??	Location	2011		2010	2009		Location	2011		2010		2009
Cash flow hedges:(a)
Interest rate contracts??	Interest expense		$(13)	$(36)		$(115)	Other, net expenses	$	―	$	―	$	―
Net investment hedges:
Foreign exchange
contracts??	Other, net expenses	$	―	$2	$	―	Other, net expenses		$(3)		$(3)		$(1)

(a) During the years ended December 31, 2011, 2010 and 2009, there were no forecasted transactions that were considered no longer probable to occur.

derivatives not designated as hedges

The Company has derivatives that act as economic hedges, but are not designated as such for hedge accounting purposes. Foreign currency transactions and non-U.S. dollar cash flow exposures from time to time may be partially or fully economically hedged through foreign currency contracts, primarily foreign exchange forwards, options and cross-currency swaps. These hedges generally mature within one year. Foreign currency contracts involve the purchase and sale of a designated currency at an agreed upon rate for settlement on a specified date. The changes in the fair value of the derivatives effectively offset the related foreign exchange gains or losses on the underlying balance sheet exposures. From time to time, the Company may enter into interest rate swaps to specifically manage funding costs related to its proprietary card business.

The Company has certain operating agreements whose payments may be linked to a market rate or price, primarily foreign currency rates. The payment components of these agreements may meet the definition of an embedded derivative, which is assessed to determine if it requires separate accounting and reporting. If so, the embedded derivative is accounted for separately and is classified as a foreign exchange contract based on its primary risk exposure. In addition, the Company also holds an investment security containing an embedded equity-linked derivative.

For derivatives that are not designated as hedges, changes in fair value are reported in current period earnings.

The following table summarizes the impact of derivatives not designated as hedges on the Consolidated Statements of Income for the years ended December 31:

??	Gains (losses) recognized in income
??		Amount
(Millions)??	Location	2011	2010	2009
Interest rate contracts??	Other, net expenses	$3	$(8)	$17
Foreign exchange contracts(a)	Other non-interest revenues	―	―	(1)
	Interest and dividends on investment securities	9	4	4
??	Interest expense on short-term borrowings	3	7	5
??	Interest expense on long-term debt and other	130	93	35
??	Other, net expenses	51	(3)	(8)
Equity-linked contract	Other non-interest revenues	―	(6)	1
Total??		$196	$87	$53

  For the years ended December 31, 2011, 2010 and 2009, foreign exchange contracts include embedded foreign currency derivatives. Gains (losses) on these embedded derivatives are included in other, net expenses.